Segment Information - Summary of Company's Reportable Operating Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Total revenue	$ 93,025	$ 89,434
Cost of sales, excluding depletion	14,046	18,286
Depletion	33,124	37,845
Stream, royalty and other interests impairments	8,877	2,660
Other	527	74
Income (loss) before taxes	24,276	23,008
Cash flow from operating activities	65,616	57,339
Cash and cash equivalents	113,776	6,971	$ 5,892
Deferred income tax assets	0	4,303
Assets	649,921	623,175
Operating segments [member]
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	14,046	18,286
Depletion	33,124	37,845
Stream, royalty and other interests impairments	8,877	2,660
Other	392	(340)
Income (loss) before taxes	36,586	30,983
Cash flow from operating activities	73,410	66,013
Assets	477,716	518,485
Material Reconciling Items [member]
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	0	0
Stream, royalty and other interests impairments	0	0
Other	135	414
Income (loss) before taxes	(12,310)	(7,975)
Cash flow from operating activities	(7,794)	(8,674)
Cash and cash equivalents	113,776	6,971
Investments	46,936	83,641
Deferred income tax assets	0	4,303
Other assets	11,493	9,775
Assets	172,205	104,690
Material Reconciling Items [member] | Administrative and Project Evaluation Expenses [member]
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	0	0
Stream, royalty and other interests impairments	0	0
Other	0	0
Income (loss) before taxes	(13,868)	(14,184)
Cash flow from operating activities	(7,728)	(8,557)
Material Reconciling Items [member] | Foreign exchange gain loss [member]
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	0	0
Stream, royalty and other interests impairments	0	0
Other	0	0
Income (loss) before taxes	(345)	(86)
Cash flow from operating activities	0	0
Material Reconciling Items [member] | Gain on revaluation of investments [member]
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	0	0
Stream, royalty and other interests impairments	0	0
Other	0	0
Income (loss) before taxes	3,830	9,456
Cash flow from operating activities	0	0
Material Reconciling Items [member] | Finance expense net [member]
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	0	0
Stream, royalty and other interests impairments	0	0
Other	0	0
Income (loss) before taxes	(1,792)	(2,747)
Cash flow from operating activities	94	373
Material Reconciling Items [member] | Other income statement line item [member]
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	0	0
Stream, royalty and other interests impairments	0	0
Other	135	414
Income (loss) before taxes	(135)	(414)
Cash flow from operating activities	(160)	(490)
Black Fox [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	7,391	8,405
Bracemac-McLeod [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	2,142	3,915
Chapada [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	52,672	55,586
Diavik [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	10,564	21,238
Hounde [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	33,374	37,596
Karma [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	9,356	13,041
Ming [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	8,575	9,015
Santa Elena [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	1,511	1,744
Yamana Silver Stream [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	48,369	58,488
Other Royalties [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	81,149	80,281
Aurizona Segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	11,539	11,706
Hod Maden [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	102,484	122,403
Hugo North Extension and Heruga Segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	51,592	35,351
Fruta del Norte [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	33,377	33,300
Relief Canyon [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	23,621	26,416
Gold [member] | Bachelor Lake [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Cost of sales, excluding depletion		3,000
Depletion		469
Stream, royalty and other interests impairments		0
Other		0
Income (loss) before taxes		5,063
Cash flow from operating activities		5,555
Gold [member] | Black Fox [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	1,194	1,540
Depletion	1,014	1,321
Stream, royalty and other interests impairments	0	0
Other	0	0
Income (loss) before taxes	1,485	997
Cash flow from operating activities	2,500	2,318
Gold [member] | Hounde [member] | Operating segments [member] | BURKINA FASO
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	3,816	4,037
Stream, royalty and other interests impairments	0	0
Other	0	0
Income (loss) before taxes	4,924	2,388
Cash flow from operating activities	6,633	5,037
Gold [member] | Karma [member] | Operating segments [member] | BURKINA FASO
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	1,619	1,634
Depletion	3,843	3,775
Stream, royalty and other interests impairments	0	0
Other	0	0
Income (loss) before taxes	2,722	2,747
Cash flow from operating activities	6,438	6,647
Gold [member] | Ming [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	445	1,889
Stream, royalty and other interests impairments	0	0
Other	0	0
Income (loss) before taxes	390	1,871
Cash flow from operating activities	835	3,760
Gold [member] | Santa Elena [member] | Operating segments [member] | MEXICO
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	2,552	4,252
Depletion	312	560
Stream, royalty and other interests impairments	0	0
Other	0	0
Income (loss) before taxes	6,885	8,254
Cash flow from operating activities	7,100	8,832
Gold [member] | Aurizona Segment [member] | Operating segments [member] | BRAZIL
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	1,067	675
Stream, royalty and other interests impairments	0	0
Other	0	0
Income (loss) before taxes	7,783	2,682
Cash flow from operating activities	7,950	1,757
Gold [member] | Fruta del Norte [Member] | Operating segments [member] | ECUADOR
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0
Depletion	1,256
Stream, royalty and other interests impairments	0
Other	0
Income (loss) before taxes	2,046
Cash flow from operating activities	1,408
Gold [member] | Relief Canyon [Member] | Operating segments [member] | UNITED STATES
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0
Depletion	2,820
Stream, royalty and other interests impairments	0
Other	0
Income (loss) before taxes	4,276
Cash flow from operating activities	7,096
Various [member] | Bracemac-McLeod [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	1,485	1,578
Stream, royalty and other interests impairments	0	0
Other	0	0
Income (loss) before taxes	1,461	1,678
Cash flow from operating activities	3,234	3,130
Various [member] | Other Royalties [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	1,948	3,227
Stream, royalty and other interests impairments	1,015	212
Other	0	(340)
Income (loss) before taxes	4,848	4,021
Cash flow from operating activities	6,718	4,684
Copper [member] | Chapada [member] | Operating segments [member] | BRAZIL
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	3,021	3,311
Depletion	2,914	3,366
Stream, royalty and other interests impairments	0	0
Other	0	0
Income (loss) before taxes	3,969	4,331
Cash flow from operating activities	6,883	7,697
Diamonds [member] | Diavik [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	2,085	7,256
Stream, royalty and other interests impairments	7,862	2,448
Other	392	0
Income (loss) before taxes	(7,623)	(4,030)
Cash flow from operating activities	3,075	5,924
Silver [member] | Yamana Silver Stream [member] | Operating segments [member] | ARGENTINA
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	5,660	4,549
Depletion	10,119	9,692
Stream, royalty and other interests impairments	0	0
Other	0	0
Income (loss) before taxes	3,420	981
Cash flow from operating activities	13,540	10,672
Sales [member]
Disclosure of operating segments [line items]
Total revenue	58,660	63,602
Sales [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total revenue	58,660	63,602
Sales [member] | Material Reconciling Items [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Sales [member] | Material Reconciling Items [member] | Administrative and Project Evaluation Expenses [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Sales [member] | Material Reconciling Items [member] | Foreign exchange gain loss [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Sales [member] | Material Reconciling Items [member] | Gain on revaluation of investments [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Sales [member] | Material Reconciling Items [member] | Finance expense net [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Sales [member] | Material Reconciling Items [member] | Other income statement line item [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Sales [member] | Gold [member] | Bachelor Lake [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Total revenue		8,532
Sales [member] | Gold [member] | Black Fox [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Total revenue	3,693	3,858
Sales [member] | Gold [member] | Hounde [member] | Operating segments [member] | BURKINA FASO
Disclosure of operating segments [line items]
Total revenue	0	0
Sales [member] | Gold [member] | Karma [member] | Operating segments [member] | BURKINA FASO
Disclosure of operating segments [line items]
Total revenue	8,184	8,156
Sales [member] | Gold [member] | Ming [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Total revenue	835	3,760
Sales [member] | Gold [member] | Santa Elena [member] | Operating segments [member] | MEXICO
Disclosure of operating segments [line items]
Total revenue	9,749	13,066
Sales [member] | Gold [member] | Aurizona Segment [member] | Operating segments [member] | BRAZIL
Disclosure of operating segments [line items]
Total revenue	0	0
Sales [member] | Gold [member] | Fruta del Norte [Member] | Operating segments [member] | ECUADOR
Disclosure of operating segments [line items]
Total revenue	0
Sales [member] | Gold [member] | Relief Canyon [Member] | Operating segments [member] | UNITED STATES
Disclosure of operating segments [line items]
Total revenue	7,096
Sales [member] | Various [member] | Bracemac-McLeod [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Total revenue	0	0
Sales [member] | Various [member] | Other Royalties [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Sales [member] | Copper [member] | Chapada [member] | Operating segments [member] | BRAZIL
Disclosure of operating segments [line items]
Total revenue	9,904	11,008
Sales [member] | Diamonds [member] | Diavik [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Total revenue	0	0
Sales [member] | Silver [member] | Yamana Silver Stream [member] | Operating segments [member] | ARGENTINA
Disclosure of operating segments [line items]
Total revenue	19,199	15,222
Royalty revenue [member]
Disclosure of operating segments [line items]
Total revenue	34,365	25,832
Royalty revenue [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total revenue	34,365	25,832
Royalty revenue [member] | Material Reconciling Items [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Royalty revenue [member] | Material Reconciling Items [member] | Administrative and Project Evaluation Expenses [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Royalty revenue [member] | Material Reconciling Items [member] | Foreign exchange gain loss [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Royalty revenue [member] | Material Reconciling Items [member] | Gain on revaluation of investments [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Royalty revenue [member] | Material Reconciling Items [member] | Finance expense net [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Royalty revenue [member] | Material Reconciling Items [member] | Other income statement line item [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Royalty revenue [member] | Other Royalties [member] | CANADA
Disclosure of operating segments [line items]
Total revenue	3,200	2,200
Royalty revenue [member] | Other Royalties [member] | ARGENTINA
Disclosure of operating segments [line items]
Total revenue	1,100	1,100
Royalty revenue [member] | Other Royalties [member] | UNITED STATES
Disclosure of operating segments [line items]
Total revenue	600	1,100
Royalty revenue [member] | Gold [member] | Bachelor Lake [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Total revenue		0
Royalty revenue [member] | Gold [member] | Black Fox [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Total revenue	0	0
Royalty revenue [member] | Gold [member] | Hounde [member] | Operating segments [member] | BURKINA FASO
Disclosure of operating segments [line items]
Total revenue	8,740	6,425
Royalty revenue [member] | Gold [member] | Karma [member] | Operating segments [member] | BURKINA FASO
Disclosure of operating segments [line items]
Total revenue	0	0
Royalty revenue [member] | Gold [member] | Ming [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Total revenue	0	0
Royalty revenue [member] | Gold [member] | Santa Elena [member] | Operating segments [member] | MEXICO
Disclosure of operating segments [line items]
Total revenue	0	0
Royalty revenue [member] | Gold [member] | Other Royalties [member]
Disclosure of operating segments [line items]
Total revenue	7,300	6,300
Royalty revenue [member] | Gold [member] | Aurizona Segment [member] | Operating segments [member] | BRAZIL
Disclosure of operating segments [line items]
Total revenue	8,850	3,357
Royalty revenue [member] | Gold [member] | Fruta del Norte [Member] | Operating segments [member] | ECUADOR
Disclosure of operating segments [line items]
Total revenue	3,302
Royalty revenue [member] | Gold [member] | Relief Canyon [Member] | Operating segments [member] | UNITED STATES
Disclosure of operating segments [line items]
Total revenue	0
Royalty revenue [member] | Various [member] | Bracemac-McLeod [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Total revenue	2,946	3,256
Royalty revenue [member] | Various [member] | Other Royalties [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total revenue	7,811	7,120
Royalty revenue [member] | Copper [member] | Bracemac-McLeod [member]
Disclosure of operating segments [line items]
Total revenue	1,400	1,200
Royalty revenue [member] | Copper [member] | Chapada [member] | Operating segments [member] | BRAZIL
Disclosure of operating segments [line items]
Total revenue	0	0
Royalty revenue [member] | Diamonds [member] | Diavik [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Total revenue	2,716	5,674
Royalty revenue [member] | Silver [member] | Yamana Silver Stream [member] | Operating segments [member] | ARGENTINA
Disclosure of operating segments [line items]
Total revenue	$ 0	$ 0